PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed balance sheets (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
ASSETS
Amounts due from related parties		$ 2,987	$ 2,862
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]		Related Party [Member]	Related Party [Member]
Total Assets		$ 69,701,015	$ 77,962,870
Shareholders' Equity
Preferred shares, $0.0001 par value; 5,000,000 shares authorized; 290,000 shares issued and outstanding as of December 31, 2025 and 2024		29	29
Ordinary shares, $0.0001 par value; 500,000,000 shares authorized; 40,979,382 shares issued, 30,752,370 shares outstanding as of December 31, 2025; 35,728,625 shares issued,25,555,096 shares outstanding as of December 31, 2024	[1]	3,075	2,556
Additional paid-in capital	[1]	28,658,524	11,441,712
Retained earnings		(515,415)	26,764,751
Accumulated other comprehensive loss		(1,371,894)	(3,141,061)
Total Shareholders' Equity		31,367,631	39,659,138
Total Liabilities and Shareholders' Equity		69,701,015	77,962,870
Parent | Reportable legal entity
ASSETS
Amounts due from related parties		$ 3,104	$ 2,941
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]		Related Party [Member]	Related Party [Member]
Investments in subsidiaries		$ 31,364,527	$ 39,656,197
Total Assets		31,367,631	39,659,138
Shareholders' Equity
Preferred shares, $0.0001 par value; 5,000,000 shares authorized; 290,000 shares issued and outstanding as of December 31, 2025 and 2024		29	29
Ordinary shares, $0.0001 par value; 500,000,000 shares authorized; 40,979,382 shares issued, 30,752,370 shares outstanding as of December 31, 2025; 35,728,625 shares issued,25,555,096 shares outstanding as of December 31, 2024	[2]	3,075	2,556
Additional paid-in capital	[2]	28,658,524	11,441,712
Retained earnings		4,077,897	31,355,902
Accumulated other comprehensive loss		(1,371,894)	(3,141,061)
Total Shareholders' Equity		31,367,631	39,659,138
Total Liabilities and Shareholders' Equity		$ 31,367,631	$ 39,659,138

[1]	Shares related information and additional paid-in capital for all periods retrospectively reflect the adjustments for Reverse Recapitalization (Note 3).
[2]	Shares related information and additional paid-in capital for all periods retrospectively reflect the adjustments for Reverse Recapitalization (Note 3).